BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Note payable and subordinated notes consist of the following:

	December 31,
	2021	2020
Short-term variable $25 million line of credit with interest due quarterly at 90-Day LIBOR + 2.50%, maturity August 2022.	$12,498	$7,975

Short-term fixed rate Federal Home Loan Bank advances with interest and principal payments due at various maturity dates through 2023 and interest rates ranging from 0.31% to 0.57%.	25,950	30,900

Subordinated notes with interest due semi-annually beginning January 1, 2017 at a fixed rate of 6.625% through July 2021, then quarterly interest due based on LIBOR + 5.412% through maturity on July 1, 2026.	—	4,493
	$38,448	$43,368

Schedule of Maturities of Long-term Debt	Contractual maturities of other borrowings as of December 31, 2021 are as follows:

2022	$32,448
2023	6,000
Total	$38,448